Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Comprehensive Income [Abstract]
Revenues		$ 13,561	$ 12,780	$ 11,799
Cost of sales		8,828	8,552	7,687
Gross profit		4,733	4,228	4,112
Operating expenses:
Selling and marketing expenses		624	664	638
Administrative expenses		784	840	778
Total operating expenses		1,408	1,504	1,416
Operating profit		3,325	2,724	2,696
Other income, net		297	395	411
Finance cost		26	24
Reduction in the fair value of Disposal Group held for sale				(39)
Adjustment in respect of excess of carrying amount over recoverable amount on reclassification from "Held for Sale"				(65)
Profit before income taxes		3,596	3,095	3,003
Income tax expense		973	757	803
Net profit		2,623	2,338	2,200
Items that will not be reclassified subsequently to profit or loss:
Re-measurements of the net defined benefit liability / asset, net	[1]	17	(24)	(3)
Equity instruments through other comprehensive income, net	[1]	16	(5)	10
Other comprehensive income that will not be reclassified to profit or loss, net of tax		33	(29)	7
Items that will be reclassified subsequently to profit or loss:
Fair valuation of investments, net	[1]	(14)	3
Fair value changes on derivatives designated as cash flow hedge, net	[1]	4	(5)	3
Foreign currency translation		333	(720)	(560)
Total other comprehensive income that will be reclassified to profit or loss, net of tax		323	(722)	(557)
Total other comprehensive income/(loss), net of tax		356	(751)	(550)
Total comprehensive income		2,979	1,587	1,650
Profit attributable to:
Owners of the company		2,613	2,331	2,199
Non-controlling interests		10	7	1
Net profit		2,623	2,338	2,200
Total comprehensive income attributable to:
Owners of the company		2,968	1,582	1,649
Non-controlling interests		11	5	1
Total comprehensive income		$ 2,979	$ 1,587	$ 1,650
Earnings per equity share
Basic (in $ per share)		$ 0.62	$ 0.55	$ 0.51
Diluted (in $ per share)		$ 0.61	$ 0.55	$ 0.51
Weighted average equity shares used in computing earnings per equity share
Basic (in shares)		4,242,416,665	4,257,754,522	4,347,130,157
Diluted (in shares)		4,250,732,467	4,265,144,228	4,353,420,772

[1]	net of taxes